Condensed income statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Net result	€ 977	€ 688	€ (179)
Aegon Ltd. [member]
Condensed Income Statements, Captions [Line Items]
Net result group companies	1,184	806	(65)
Other income / (loss)	(207)	(118)	(114)
Net result	€ 977	€ 688	€ (179)